UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                                  --------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ashmore Group plc
               -------------------------------
Address:       61 Aldwych
               -------------------------------
               London WC2B 4AE, United Kingdom
               -------------------------------

Form 13F File Number:   28-14260
                       ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael S. Perman
                 ---------------------
Title:           Secretary
                 ---------------------
Phone:           44(0) 203-077-6000
                 ---------------------

Signature, Place, and Date of Signing:

/s/ Michael S. Perman         London, England       May 15, 2013
---------------------         ---------------       ------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number         Name
     28-5804                      Ashmore EMM, L.L.C.
     --------                    --------------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   100

Form 13F Information Table Value Total:   $819,508
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number      Name

     1        28-5804                   Ashmore EMM, L.L.C.
              --------                  -------------------------------------
     2        28-14265                  Ashmore Investments (UK) Ltd
              --------                  -------------------------------------
     3        28-14274                  Ashmore Investment Management Limited
              --------                  -------------------------------------

                                                             ASHMORE GROUP PLC
                                              FORM 13F INFORMATION TABLE AS OF MARCH 31, 2013

                                                           TOTAL
                                                           VALUE                                               VOTING AUTHORITY
                                                           (USD) X  No. of     SH/  PUT/ INVSTMT/  OTHER ---------------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP      ($1000)  SHARES     PRN  CALL DISCRETN  MGRS  SOLE      SHARED  NONE
--------------                --------------    ---------  -------  ---------  ---- ---- --------  ----  --------- ------  ---------
3SBIO INC                     SPONSORED ADR     88575Y105     242      16,261  sh        defined   2,3       16,261  0             0
ABERDEEN INDONESIA FUND INC   COM               00305P106     359      28,546  sh        defined   2,3            0  0        28,546
ABERDEEN LATIN AMERICAN EQTY  COM               00306K106     789      21,290  sh        defined   2,3            0  0        21,290
BAIDU INC -                   SPON ADR REP A    056752108  18,414     202,887  sh        defined   1,2      174,759  0        28,128
BAIDU INC                     SPON ADR REP A    056752108   8,296      91,409  sh        defined   2,3        3,882  0        87,527
BANCO DE CHILE                SPONSORED ADR     059520106     318       3,196  sh        defined   1,2        3,196  0             0
BRASKEM SA                    SP ADR PFD A      105532105  23,693   1,574,286  sh        defined   1,2      745,780  0       828,506
BRASKEM SA                    SP ADR PFD A      105532105     174      11,557  sh        defined   2,3       11,557  0             0
CEMEX SAB DE CV               SPON ADR NEW      151290889  53,884   5,017,178  sh        defined   1,2    2,391,774  0     2,625,404
CEMEX SAB DE CV               SPON ADR NEW      151290889   6,009     559,540  sh        defined   2,3       65,366  0       494,174
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD    204409601  12,081   1,015,218  sh        defined   1,2      428,102  0       587,116
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD    204409601     201      16,891  sh        defined   2,3       16,891  0             0
CENTRAL EUROPE & RUSSIA FUND  COM               153436100     277       8,123  sh        defined   2,3            0  0         8,123
CHINA FUND INC                COM               169373107     329      15,332  sh        defined   2,3            0  0        15,332
CHINA LODGING GROUP           SPONSORED ADR     16949N109   1,961     106,524  sh        defined   1,2      106,524  0             0
CHINA LODGING GROUP           SPONSORED ADR     16949N109     211      11,444  sh        defined   2,3       11,444  0             0
COMPANIA CERVECERIAS UNIDAS   SPONSORED ADR     204429104     176       5,370  sh        defined   1,2        5,370  0             0
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104     853      33,305  sh        defined   1,2            0  0        33,305
COCA-COLA FEMSA SAB           SPON ADR REP L    191241108   1,315       7,800  sh        defined   1,2        4,300  0         3,500
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100  26,047   1,350,268  sh        defined   1,2      690,068  0       660,200
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100   2,793     144,784  sh        defined   2,3      144,784  0             0
DESARROLLADORA HOMEX          SPONSORED ADR     25030W100  29,802   2,504,362  sh        defined   1,2    1,407,542  0     1,096,820
DESARROLLADORA HOMEX          SPONSORED ADR     25030W100   4,491     377,416  sh        defined   2,3      220,028  0       157,388
DOCTOR REDDY'S LAB LTD        ADR               256135203   4,264     130,801  sh        defined   1,2      130,801  0             0
EMBRAER SA                    SP ADR REP 4 COM  29082A107  26,380     777,255  sh        defined   1,2      334,376  0       442,879
EMBRAER SA                    SP ADR REP 4 COM  29082A107     280       8,243  sh        defined   2,3        8,243  0             0
EMPRESAS ICA S.A.             SPONS ADR NEW     292448206   1,928     167,391  sh        defined   1,2      167,391  0             0
FOMENTO ECONOMICO MEX         SPON ADR UNITS    344419106     506       4,530  sh        defined   1,2        4,530  0             0
GERDAU SA                     SON ADR REP PFD   373737105   2,107     253,200  sh        defined   1,2      120,300  0       132,900
GLOBAL X FDS                  FTSE COLOMBIA20   37950E200   1,096       3,933  sh        defined   1,2            0  0         3,933
GRUPO FIN SANTANDER           SPON ADR SHS B    40053C105     446      29,900  sh        defined   1,2            0  0        29,900
GRUPO FIN SANTANDER           SPON ADR SHS B    40053C105   2,763     185,163  sh        defined   2,3            0  0       185,163
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206   1,138      42,410  sh        defined   1,2       21,811  0        20,599
ICICI BANK LTD                ADR               45104G104  31,859     759,984  sh        defined   1,2      437,486  0       322,498
ICICI BANK LTD                ADR               45104G104   5,557     132,556  sh        defined   2,3       11,092  0       121,464
INDIA FUND INC                COM               454089103     108       5,092  sh        defined   2,3            0  0         5,092
INFOSYS LTD                   SPONSORED ADR     456788108  17,086     316,809  sh        defined   1,2      137,567  0       179,242
INFOSYS LTD                   SPONSORED ADR     456788108   5,477     101,557  sh        defined   2,3        5,734  0        95,823
ISHARES TR                    MSCI BRAZ SMCP    464289131   2,416       6,589  sh        defined   1,2            0  0         6,589
ISHARES TR                    MSCI BRAZ SMCP    464289131     592      20,634  sh        defined   2,3            0  0        20,634
ISHARES TR                    FTSE CHINA25 IDX  464287184   9,128      18,340  sh        defined   1,2            0  0        18,340
ISHARES TR                    MSCI PERU CAP     464289842     999       1,740  sh        defined   1,2            0  0         1,740
ISHARES INC                   MSCI CHILE CAPP   464286640     586         694  sh        defined   1,2            0  0           694
ISHARES TR                    MSCI CHINA IDX    46429B671  15,772      26,063  sh        defined   1,2            0  0        26,063
ISHARES TR                    MSCI CHIN SMCP    46429B200   4,684       8,350  sh        defined   1,2            0  0         8,350
ISHARES TR                    MSCI EMERG MKT    464287234  14,729     340,900  sh        defined   1,2      340,900  0             0
ISHARES TR                    INDONE INVS MRKT  46429B309   4,126       9,466  sh        defined   1,2            0  0         9,466
ISHARES INC                   MSCI MALAYSIA     464286830   5,026      26,906  sh        defined   1,2            0  0        26,906
ISHARES TR                    PHILL INVSTMRK    46429B408   2,885       5,645  sh        defined   1,2            0  0         5,645
ISHARES TR                    MSCI POLAND CAP   46429B606   2,242       6,516  sh        defined   1,2            0  0         6,516
ISHARES TR                    MSCI RUSS INDX    46429B705   3,351      11,523  sh        defined   1,2            0  0        11,523
ISHARES INC                   MSCI STH AFRCA    464286780   3,682       4,468  sh        defined   1,2            0  0         4,468
ISHARES INC                   MSCI STH KOR CAP  464286772  24,485      31,062  sh        defined   1,2            0  0        31,062
ISHARES INC                   MSCI TAIWAN       464286731   9,233      53,446  sh        defined   1,2            0  0        53,446
ISHARES INC                   MSCI THAI CAPPED  464286624   5,160       4,494  sh        defined   1,2            0  0         4,494
ISHARES INC                   MSCI TURKEY FD    464286715   3,686       4,377  sh        defined   1,2            0  0         4,377
ISHARES TR                    S&P INDIA 50      464289529   5,578      18,271  sh        defined   1,2            0  0        18,271
ITAU UNIBANCO HLDNG           SPON ADR REP PFD  465562106  86,996   4,718,843  sh        defined   1,2    2,112,151  0     2,606,692
ITAU UNIBANCO HLDNG           SPON ADR REP PFD  465562106  10,975     621,483  sh        defined   2,3       44,722  0       576,761
JF CHINA REGION FUND INC      COM               46614T107     683      47,402  sh        defined   2,3            0  0        47,402
KOREA EQUITY FUND             COM               50063B104     685      74,992  sh        defined   2,3            0  0        74,992
KOREA FUND INC                COM NEW           500634209     537      13,132  sh        defined   2,3            0  0        13,132
LG DISPLAY CO LTD             SPONS ADR REP     50186V102     728       4,100  sh        defined   1,2            0  0         4,100
MARKET VECTORS ETF TR         BRAZL SMCP ETF    57060U613   5,679      10,382  sh        defined   1,2            0  0        10,382
MARKET VECTORS ETF TR         EGYPT INDX ETF    57060U548     645       4,200  sh        defined   1,2            0  0         4,200
MARKET VECTORS ETF TR         INDIA SMALL CP    57060U563   3,253      27,167  sh        defined   1,2            0  0        27,167
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506   6,927      18,790  sh        defined   1,2            0  0        18,790
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506   1,298      45,000  sh        defined   2,3       45,000  0             0
MECHEL OAO                    SPON ADR PFD      583840509     526     317,000  sh        defined   2,3      317,000  0             0
MECHEL OAO                    SPONSORED ADR     583840103      42       7,700  sh        defined   2,3        7,700  0             0
MEXICO EQUITY AND INCOME FD   COM               592834105     346      22,629  sh        defined   2,3            0  0        22,629
MEXICO FUND INC               COM               592835102     224       6,989  sh        defined   2,3            0  0         6,989
MORGAN STANLEY EAST EUROPE    COM               616988101     248      14,465  sh        defined   2,3            0  0        14,465
MORGAN STANLEY INDIA INVEST   COM               61745C105     291      16,235  sh        defined   2,3            0  0        16,235
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107  10,547     693,900  sh        defined   1,2      109,200  0       584,700
PETROLEO BRASILEIRO S.A.      SPONSORED ADR     71654V408     801      54,588  sh        defined   1,2       54,588  0             0
SOUFUN HOLDINGS LTD           ADR               836034108   9,682     733,032  sh        defined   1,2      706,568  0        26,464
SOUFUN HOLDINGS LTD           ADR               836034108   3,829     142,600  sh        defined   2,3      142,600  0             0
SPREADTRUM COMMUNICATI        ADR               849415203  13,933     795,720  sh        defined   1,2      614,051  0       181,669
SPREADTRUM COMMUNICATI        ADR               849415203   2,155     123,074  sh        defined   2,3      123,074  0             0
TAIWAN FUND INC               COM               874036106     517      31,321  sh        defined   2,3            0  0        31,321
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100   3,968      17,015  sh        defined   1,2            0  0        17,015
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100  56,133   3,075,761  sh        defined   2,3       60,380  0     3,015,381
TATA MOTORS LTD               SPONSORED ADR     876568502   5,045     185,876  sh        defined   2,3            0  0       185,876
TELEFONICA BRASIL             SPONSORED ADR     87936R106     527      20,000  sh        defined   1,2       20,000  0             0
TEMPLETON DRAGON FUND INC     COM               88018T101     383      13,330  sh        defined   2,3            0  0        13,330
TEMPLETON RUSSIA & EAST EURO  COM               88022F105     104       6,874  sh        defined   2,3            0  0         6,874
TERNIUM SA                    SPON ADR          880890108  31,262   1,513,849  sh        defined   1,2      763,229  0       750,620
TERNIUM SA                    SPON ADR          880890108     397      19,725  sh        defined   2,3       19,725  0             0
THAI FUND INC                 COM               882904105     421      18,525  sh        defined   2,3            0  0        18,525
TURKISH INVESTMENT FUND       COM               900145103      56       3,327  sh        defined   2,3            0  0         3,327
UNITED MICROELECTRONIC CORP   SPON ADR NEW      910873405   6,692   3,617,117  sh        defined   2,3            0  0     3,617,117
VALE SA                       ADR               91912E105  90,944   4,644,154  sh        defined   1,2    2,360,476  0     2,283,678
VALE SA                       ADR               91912E105   1,146      60,353  sh        defined   2,3       60,353  0             0
VALE SA                       ADR REPSTG PFD    91912E204  19,172   1,043,658  sh        defined   2,3            0  0     1,043,658
VANGUARD INTL EQUITY INDEX F  FTSE EMR MKT ETF  922042858   3,045      70,000  sh        defined   1,2       70,000  0             0
VIMPELCOM LTD                 SPONSORED ADR     92719A106  12,722   1,065,514  sh        defined   1,2      507,574  0       557,940
VIMPELCOM LTD                 SPONSORED ADR     92719A106     653      54,674  sh        defined   2,3       54,674  0             0
WUXI PHARMATECH CAYMAN INC    SPON ADR SHS      929352102     996      60,979  sh        defined   1,2       31,838  0        29,141
WUXI PHARMATECH CAYMAN INC    SPON ADR SHS      929352102   2,223     136,060  sh        defined   2,3      136,060  0             0